Accrued Expenses and Other Liabilities - Schedule of Accrued Expenses and Other Liabilities (Details) - USD ($)		Jun. 30, 2026	Jun. 30, 2025
Schedule Of Accrued Expenses And Other Liabilities Abstract
Payroll payables		$ 67,756	$ 108,407
Accrued professional fees		229,108	52,219
Accrued audit fees		10,000	14,035
Accrued legal fees		80,961	0
Reimbursable payables	[1]	526,527	516,645
Accrued occupancy expenses		12,600	0
Accrued expenses and other liabilities		$ 926,952	$ 691,306

[1]	Reimbursable payables primarily consisted of expenses paid by Guangzhou 3E Network and Guangzhou Sanyi Network on behalf of the Group prior to the divestment. As these two entities were fully divested on March 21, 2025 and December 25, 2025 respectively, the amount was due from the Group as a reimbursement to Guangzhou 3E Network and Guangzhou Sanyi Network.